Leases - Income and cash flow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Interest expense on lease liabilities	€ 149	€ 167	€ 190
Expenses relating to short-term-leases			39
Depreciation charge of the year	651	682	765
Total cash outflow for leases	€ (334)	€ (412)	€ (397)